CURRENT AND NON-CURRENT EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
CURRENT AND NON-CURRENT EMPLOYEE BENEFITS
Schedule of employee benefits

Description	12.31.2019	12.31.2018
	ThCh$	ThCh$
Accrued vacation	17,584,587	19,536,809
Participation in profits and bonuses	20,896,357	13,674,170
Indemnities for years of service	10,085,264	9,415,541
Total	48,566,208	42,626,520

	ThCh$	ThCh$
Current	38,392,854	33,210,979
Non-current	10,173,354	9,415,541
Total	48,566,208	42,626,520

Schedule of movements of employee benefits

Movements	12.31.2019	12.31.2018
	ThCh$	ThCh$
Opening balance	9,415,541	8,286,355
Service costs	784,984	957,593
Interest costs	354,471	565,167
Actuarial losses	(210,956)	271,045
Benefits paid	(258,776)	(664,619)
Total	10,085,264	9,415,541

Schedule of actuarial assumptions

Assumptions	12.31.2019		12.31.2018

Discount rate	2.7%		2.7%
Expected salary increase rate	2.0%		2.0%
Turnover rate	5.4%		5.4%
Mortality rate	RV-2014		RV-2009
Retirement age of women	60	years	60	years
Retirement age of men	65	years	65	years

Schedule of personnel expenses

Description	12.31.2019	12.31.2018	12.31.2017
	ThCh$	ThCh$	ThCh$
Wages and salaries	194,740,646	195,162,903	215,715,214
Employee benefits	58,005,213	50,254,164	50,127,117
Severance benefits	6,987,184	5,535,410	7,410,936
Other personnel expenses	13,389,967	16,014,364	14,205,259
Total	273,123,010	266,966,841	287,458,526

Schedule of number of employees

Description	12.31.2019	12.31.2018	12.31.2017
Number of employees	16,167	16,098	15,924
Average number of employees	15,444	15,364	15,364